Legg Mason ClearBridge Aggressive Growth Portfolio
Legg Mason ClearBridge Aggressive Growth Portfolio PORTFOLIO SUMMARY:
Investment Objective
Capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2011, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Legg Mason ClearBridge Aggressive Growth Portfolio (USD $)	Class A	Class B	Class E
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Legg Mason ClearBridge Aggressive Growth Portfolio	Class A	Class B	Class E
Management Fee	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.15%
Other Expenses	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.65%	0.90%	0.80%

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Legg Mason ClearBridge Aggressive Growth Portfolio (USD $)	Class A	Class B	Class E
1 Year	67	92	82
3 Years	209	288	256
5 Years	363	500	446
10 Years	812	1,112	993

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6.4% of the average value of its portfolio.

Principal Investment Strategies

ClearBridge Advisors, LLC ("ClearBridge"), subadviser to the Portfolio, invests the Portfolio's assets, under normal circumstances, primarily in common stocks that ClearBridge believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies which comprise the S&P 500 Index. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio's assets may be invested in the securities of such companies.

ClearBridge emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. ClearBridge focuses primarily, but not exclusively, on emerging growth companies that have passed their "start up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, ClearBridge considers whether the company may benefit from:

■	New technologies, products or services

■	New cost reducing measures

■	Changes in management

■	Favorable changes in government regulations

The Portfolio may invest up to 25% of its net assets (at the time of investment) in foreign securities, which may include investments in emerging markets. The Portfolio may invest directly in foreign issuers or invest in depositary receipts.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Non-diversification Risk. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index. Effective October 6, 2006, ClearBridge began managing the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2009	17.27%
Lowest Quarter	4th — 2008	-22.05%

Average Annual Total Return as of December 31, 2011
Average Annual Total Returns Legg Mason ClearBridge Aggressive Growth Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	3.55%	1.43%		2.16%	Jan. 02, 2002
Class B	3.25%	1.16%	1.93%
Class E	3.49%	1.27%		5.55%	Apr. 17, 2003
Russell 3000 Growth Index (reflects no deduction for mutual fund fees and expenses)	2.18%	2.46%	2.74%